Annual Fund Operating Expenses - Short Term Investment Fund for Puerto Rico Residents, Inc.	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.61%	[1]
Other Expenses (as a percentage of Assets):	0.66%	[1],[2]
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	1.00%
Class B Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.47%	[1]
Other Expenses (as a percentage of Assets):	0.52%	[1],[2]
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	1.00%

[1]
UBS Trust Company of Puerto Rico, the Fund’s administrator (in such capacity, the “Administrator”), and the Fund have entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation Agreement”) whereby the Administrator will pay the Fund’s other expenses in order to ensure that the Fund’s net total operating expenses (excluding taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses) after fee waivers and/or expense reimbursements do not exceed 1.00% of the Fund’s average daily net assets attributable to each share class of the Fund. The Fund may have to repay some of these fee waivers and/or expense reimbursements during the following three years. Any such repayment period is limited to three years from the date of the waiver/reimbursement. Any repayment by the Fund to the Administrator will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The Expense Limitation Agreement is effective through November 30, 2026, and may be renewed for subsequent periods; provided such continuance is approved by a majority of the non‑interested directors of the Fund (“Independent Directors”). Prior to November 30, 2026, the Expense Limitation Agreement may not be terminated by either party.

[2]	“Other Expenses” include fees for certain shareholder services; custodial and transfer agency fees; legal, regulatory and accounting fees; printing costs; and registration fees.